Share based compensation - Fair value of RSUs granted estimated using binomial model (Details) - RSUs	6 Months Ended
Jun. 30, 2025 $ / shares
Share based compensation
Volatility, minimum (as a percent)	44.12%
Volatility, maximum (as a percent)	46.55%
Expected dividend yield (as a percent)	0.00%
Fair value of underlying ordinary share (in USD per share)	$ 1.24
Expected terms (in years)	10 years